Supplemental Disclosures Of Cash Flow Information (Summary Of Noncash Transactions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Significant Noncash Transactions [Line Items]
Share-based compensation not involving cash	$ 14,954	[1]	$ 11,848	[1]	$ 9,860	[1]
Commitments for low-income housing interests	36,722		137,817		50,789
Capitalized investment income	$ 5,321		$ 6,517		$ 7,345

[1]	No stock-based compensation expense was capitalized in any period.